Cincinnati Asset Management Funds: Broad Market Strategic Income Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) seeks to achieve a high level of income consistent with a secondary goal of preservation of capital.
secondary goal of preservation of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.64%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses		1.67%
Fee Waivers and/or Expense Reimbursements	[2]	(0.99%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.68%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Cincinnati Asset Management, Inc. (the "Adviser") has contractually agreed, until October 1, 2015, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses to an amount not exceeding 0.65% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitation. Annual Fund Operating Expenses exclude brokerage costs, taxes, interest, costs to organize the Fund, acquired fund fees and expenses and extraordinary expenses. Prior to October 1, 2015, this agreement may be modified or terminated only with the approval of the Board of Trustees. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Shares	69	218

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily in a broad market of securities that the Adviser believes are undervalued. The Fund’s investment adviser defines “broad market” as the span of credit qualities (i.e. AAA-rated to non-rated securities) and market capitalizations (i.e. large, mid and small capitalization securities) of the overall market that it will consider for purchase for the Fund. These securities will be U.S. dollar denominated securities and may include fixed income securities, common stock, preferred stock, master limited partnerships (“MLPs”) and Exchange Traded Funds (“ETFs”). The Fund may also invest in securities of foreign companies with significant U.S. operations or subsidiaries of foreign companies based in the U.S.. While the Adviser considers potential income from securities when evaluating possible investments for the Fund, the Adviser also looks for investments with capital appreciation potential.

The Fund may purchase securities issued by any size company or government body. The Fund may also purchase fixed income securities of any credit quality, maturity or yield. The Adviser will limit the Fund’s investments in high yield securities (junk bonds) to 35% of its net assets. In addition, the Fund will target an average credit quality of BBB (as assigned by Standard & Poor’s) or Baa (as assigned by Moody’s) or better. The average maturity of the fixed income securities in the Fund’s portfolio will generally range from 6-8 years, and will not exceed a targeted maturity of 10 years.

A security may be sold when the Adviser feels it is overvalued relative to other securities available for purchase, the Adviser identifies a more attractive investment, the Fund needs to maintain portfolio diversification, or an individual issuer of a security held by the Fund experiences declining fundamentals, negative earnings or similar adverse events or is expected to do so in the future.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term.

Market Risk – Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fund’s fixed income holdings will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general fixed income market conditions. Equity holdings may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Stock Market Risk – Stock prices are volatile. Stock market risk refers to the risk that the value of stocks in the Fund’s portfolio may decline due to daily fluctuations in the stock market. The Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Interest Rate Risk – The price of a fixed income security is dependent upon interest rates. The share price and total return of the Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates will generally cause the value of fixed income securities to decrease. Conversely, a decrease in interest rates will generally cause the value of fixed income securities to increase. Consequently, changes in interest rates may have a significant effect on the Fund, especially if the Fund is holding a significant portion of its assets in fixed income securities that are particularly sensitive to interest rate fluctuations, such as fixed income securities with long-term maturities, zero coupon bonds, and debentures.

Credit Risk – Credit risk is the risk that the issuer or guarantor of a fixed income security (including corporate, government and mortgage-backed securities), or the counter-party to a derivative contract, is unable or unwilling to honor its financial obligations. For example, if the issuer fails to pay interest, the Fund’s income will be reduced. If the issuer fails to repay principal, the value of that security and of the Fund’s shares may be reduced. The Fund’s fixed income securities may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, of equivalent quality in the Adviser’s opinion). The Fund’s fixed income securities may, however, also include lower-rated securities including high-yield securities (“junk bonds”) rated below Baa by Moody’s or BBB by S&P or Fitch (see “Junk Bonds or Lower-Rated Securities Risk” below). Junk bonds or lower-rated securities have an increased risk of default. To the extent the Fund invests in junk bonds or lower-rated fixed income securities, the Fund will be subject to a higher level of credit risk than a fund that invests only in the highest-rated fixed income securities.

The Fund’s fixed income security investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Adviser’s independent assessments of the securities creditworthiness) are or may become inaccurate.

Junk Bonds or Lower-Rated Securities Risk – Fixed income securities rated below Baa by Moody’s and BBB by S&P or Fitch are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities. Lower-rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. These risks can reduce the value of the Fund’s shares and the income it earns. Lower-rated securities carry a greater risk of default than investment grade securities.

Liquidity Risk – Liquidity risk is the risk that a particular investment cannot be sold at an advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions.

MLP Risk – An investment in the debt securities of an MLP involves risks that differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. State laws governing partnerships may be less restrictive than state law governing corporations. There are certain tax risks associated with an investment in MLPs and conflicts of interest exist between common unit holders and the general partners, including those arising from incentive distribution payments. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the MLP invests, such as the risks of investing real estate, or oil and gas industries.

Foreign Securities Risk – Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of theFund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

Small and Mid Capitalization Risk – Investments in smallcap and mid cap companies often involve higher risks than large cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances, the securities of small cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small cap companies may be subject to greater price fluctuations. Small cap and mid cap companies also may not be widely followed by investors, which can lower the demand for their stock.

ETFs Risk - ETFs typically hold a portfolio of securities designed to track the performance of a particular index. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Management Style Risk – The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the Adviser’s allocation of the Fund’s assets and selection of securities. The Adviser’s judgments about the attractiveness, value, and potential income and appreciation of particular fixed income securities, cash or cash equivalents or other securities in which the Fund invests may prove to be incorrect and there is no assurance that the Adviser’s judgment will produce the desired results. In addition, the Adviser may allocate the Fund’s assets so as to under-emphasize or over-emphasize fixed income securities, cash or cash equivalents, or other investments under the wrong market conditions, in which case the value of the Fund’s portfolio may be adversely affected.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a performance history for a full calendar year to report. Once the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1128.

VFM Steadfast Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The VFM Steadfast Fund (the “Fund”) seeks to achieve long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	VFM Steadfast Fund VFM Steadfast Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed on shares held less than 90 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		VFM Steadfast Fund VFM Steadfast Fund Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses (includes dividend expense, borrowing costs and brokerage expense on securities sold short)	[1]	1.00%
Total Annual Fund Operating Expenses	[2]	2.00%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Veripax Financial Management, LLC (the "Adviser") has contractually agreed, until October 1, 2015, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses to an amount not exceeding 1.65% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitation. Annual Fund Operating Expenses exclude brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses and extraordinary expenses. Prior to October 1, 2015, this agreement may be modified or terminated only by the Board of Trustees. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
VFM Steadfast Fund VFM Steadfast Fund Shares	203	627

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

Veripax Financial Management, LLC (the “Adviser”), the Fund’s investment advisor, invests the Fund’s assets primarily in exchange-traded common stocks, both long and short, and stock options. The Fund may invest in securities of U.S. and foreign companies, including companies from emerging markets, of any size, provided the common stock and associated options are actively traded on a public exchange. The Fund’s investments in foreign companies, including emerging markets, will be through the use of American Depository Receipts (“ADRs”). An ADR is a negotiable certificate issued by a U.S. bank that represents a specified number of shares in a foreign stock that is traded on a U.S. stock exchange and is U.S. dollar denominated. The Fund may also invest in exchange traded funds (“ETFs”) that have actively-traded options.

As stated above, the Fund expects to make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own. Typically, the Fund’s short stock positions will be offset with net long calls on the underlying stock, and the Adviser expects to offset the Fund’s short options with net long options or a long stock position of the underlying security.

When the Fund is selling securities short it must maintain a segregated account with the custodian of cash or securities equal to the current market value of the securities sold short, less any collateral deposited with the Fund’s broker in connection with the short sale (not including the proceeds from the short sales). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level such that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and will not be less than the market value of the securities at the time they were sold short.

The Fund does not expect to engage materially in the “naked short” sales of securities. A naked short sale occurs when you sell a security short without first borrowing the security or ensuring that the security can be borrowed. The Fund will not enter into a short sale of securities if, as a result of the sale, the total market value of all securities sold short by the Fund would exceed 50% of the value of the Fund’s assets.

The Fund’s strategy seeks to profit from the price movement, or volatility, of stocks. Therefore, the Fund typically selects stocks based on their past and current volatility, with the expectation that the price will continue to move in the future. The Fund seeks to take advantage of the difference between a security’s actual volatility versus the volatility implied in the options for the underlying security through the Fund’s use of “direction-neutral” positions. The Fund will seek to create direction-neutral positions by either purchasing a long position on a particular stock while at the same time purchasing a put option on that stock, or by shorting shares of a particular stock while at the same time purchasing a call option on that stock, such that the net position on the underlying stock is initially neither long nor short. As the price of the underlying stock moves, the Fund’s position can experience a net gain if the stock gains value faster than the option position loses value, or vice versa. For example, a position consisting of both a long position and put options on the same stock may gain value when the stock price increases if the underlying stock price rises faster than the options lose value. Conversely, the same position may gain value when the stock price falls if the options gain value faster than the underlying stock price loses value.

Once a direction-neutral position has been established and becomes profitable, it may be adjusted from time to time by purchasing or shorting additional stock shares and/or option contracts in order to lock-in profits and re-establish a direction-neutral condition. A position will typically be closed if the Adviser believes that there is little opportunity for future price movement, or if the Adviser believes a higher probability for price movement or greater potential value to the Fund can be found in other stocks.

The Fund is designed for investors seeking exposure to the equity markets that do not wish to rely solely on long-only stock picking. The Fund’s direction-neutral strategy is designed to provide long-term appreciation with less volatility than a long-only stock portfolio. However, under volatile market conditions, the Fund expects to experience periods of relatively high realized short-term gains. Therefore, the Fund may not be suitable for investors who are seeking tax-efficient growth.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, shareholders should consider investing through a tax-deferred account.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. The Fund seeks to benefit from rapid price movements, and market risk for the Fund will be greatest when market conditions are quiet with little price movement. When stock markets are stable for extended periods of time or stocks experience periods of flat prices, it may be difficult for the Fund to achieve its investment objective.

Small and Mid-Cap Company Risk. Investing in small and mid-cap companies involves greater risk than is customarily associated with larger, more established companies. Small and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of small and mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. Because small and mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Therefore, the securities of small and mid-cap companies may be subject to greater price fluctuations. Small and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Foreign Investment Risk. When investing in foreign securities, including securities from emerging markets, the Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Each of the risks set forth above will be increased for the Fund’s investments in emerging markets.

Liquidity Risk. Liquidity risk is the risk that a particular investment cannot be sold at an advantageous time or price. For example, if a company experiences a severe adverse event, the market demand for its stock or options may be limited, making the security difficult to sell. Adverse conditions in a market generally could adversely affect the liquidity of all securities traded on that market.

ETFs Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Derivatives Risk. Put and call options are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. The use of derivative instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling stocks. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Further, derivative instruments involve additional risks that are different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; and risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions. Derivative instruments may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying instrument. If the Fund sells a put option whose exercise is settled in cash, then the Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Fund sells a call option whose exercise is settled in cash, then the Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Option Risk. When the Fund uses options or shorts stock to minimize directional price risk, the Fund will typically experience a reduced benefit if the underlying equity price rises rapidly compared to simply owning shares of the underlying equity. In a rapidly rising market, the Fund could underperform the market because of this. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

Option Time Value Risk. The Fund expects to utilize equity options when establishing direction neutral positions. A portion, and sometimes all, of the price of an option is considered “time value,” which will degrade to zero between the date the option is purchased and the expiration date of the option. If there is not sufficient movement in the price of the underlying stock before the option is sold or expires, the time value degradation can result in a loss to the Fund.

Short Sales Risk. The Fund expects to sell securities short. Short sales involve the risk that an investor may incur a loss by subsequently buying a security at a higher price than the price at which the security was sold short. Theoretically, there is no limit on the amount of losses that the Fund could incur with respect to securities sold short. In addition, any loss will be increased by the amount of compensation, dividends or interest that must be paid to the lender of the security. The Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the Fund may have to buy the securities sold short at an unfavorable price.

The Fund will incur increased transaction costs associated with selling securities short. When the Fund sells a stock short, it must maintain a segregated account with its custodian of cash or high-grade securities equal to the current market value of the stock sold short less any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). As a result, the Fund may maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) for collateral needs. High levels of cash or liquid assets are not expected to generate material interest income in an environment of low overall interest rates, which may have an adverse effect on the Fund’s performance, particularly in periods of low market volatility.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s investment style may go out of favor with investors, negatively affecting the Fund’s performance. In addition, the Adviser may select investments that fail to move in price as anticipated. Although the Adviser has investment management experience, the Adviser has no experience as an investment adviser to a mutual fund prior to the Fund’s inception.

High Portfolio Turnover Risk. The Fund is expected to have a high portfolio turnover rate (i.e., greater than 100%). A high portfolio turnover generally results in higher expenses, such as brokerage commissions and other transaction costs, that could lower performance of the Fund. Turnover may also result in the realization of capital gains. If the Fund realizes capital gains, the Fund must generally distribute those gains to shareholders, making it possible that the Fund may distribute sizable taxable gains to its shareholders, regardless of the Fund’s investment performance.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a performance history for a full calendar year to report. Once the Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-229-9448.